S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Mar. 03, 2026 USD ($) $ / shares shares
Class B Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	964,286
Private Placement Units [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 10
Mehana Ventures LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 10,000
Mehana Ventures LLC [Member] | Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	7,392,857
Mehana Ventures LLC [Member] | Class B Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Mehana Ventures LLC [Member] | Private Placement Units [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	250,000
Mehana Ventures LLC [Member] | Loan [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 300,000
Mehana Ventures LLC [Member] | Working Capital Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	1,500,000
Underwriters Over-Allotment Option [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 2,500,000